Leases - Amounts recognized in the consolidated balance sheet (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Leases
Right-of-use assets	£ 3,237,000	£ 7,650,000	£ 7,145,000
Additions to right-of-use assets	792,000	81,000	81,000
Disposals of right-of-use assets	4,226,000	0	0
Lease liabilities:
Current	477,000	672,000	572,000
Non-current	2,908,000	8,018,000	7,899,000
Total lease liabilities	3,385,000	8,690,000	8,471,000	£ 8,641,000
Property
Leases
Right-of-use assets	3,105,000	7,267,000	6,879,000
Plant and machinery
Leases
Right-of-use assets	£ 132,000	£ 383,000	£ 266,000